Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 14,878,658	$ 181,555,292	$ 215,695,562	$ (11,379,116)
Adjustment to reconcile net income to cash provided by (used in) operating activities:
Depreciation and amortization	1,588	1,085	6,517	4,341
Deferred tax expense (benefit)	(1,642,658)	85,725,163	81,256,047
Amortization of operating lease right-of-use assets	7,839	52,068	29,282	21,216
Change in fair value of Earnout Shares liability	(12,832,000)	7,672,000	(29,197,000)
Change in fair value of True Up Shares liability	(106,106)	(269,000)	1,634,000
Change in fair value of Subject Vesting Shares liability	(5,474,000)	2,425,000	(3,973,000)
Gain on contribution to AirJoule, LLC		(333,500,000)	(333,500,000)
Equity loss from investment in AirJoule, LLC	2,230,278	26,382	5,321,367
Non-cash transaction costs in connection with business combination		53,721,000	53,721,000
Gain on settlement of legal fees			(2,207,445)
Share-based compensation	984,393		1,323,936	52,000
Changes in operating assets and liabilities:
Due from related party	2,402,969		(2,727,578)
Prepaid expenses and other current assets	145,461	15,010	(112,406)	(21,832)
Other assets			(54,482)
Operating lease liabilities	(6,371)	(51,346)	(22,054)	(21,216)
Accounts payable	247,308	(2,675,093)	(2,459,898)	2,444,733
Due to related party			(1,440,000)
Accrued expenses, accrued transaction costs and other liabilities	(765,113)	(1,122,998)	(7,555,294)	3,798,885
Net cash provided by (used in) operating activities	72,246	(6,425,437)	(24,261,446)	(5,100,989)
Cash flows from investing activities
Deferred offering costs paid	(135,239)
Purchases of property and equipment			(19,058)	(98,950)
Proceeds from sale of property and equipment				98,950
Investment in AirJoule, LLC	(5,000,000)	(10,000,000)	(10,000,000)
Net cash used in investing activities	(5,135,239)	(10,000,000)	(10,019,058)
Cash flows from financing activities
Proceeds from the exercise of warrants		45,760	45,760	9,438
Proceeds from the exercise of options	41,760	56,250	130,696
Proceeds from the issuance of common stock		43,365,000	61,750,000
Issuance of preferred units				255,861
Net cash provided by financing activities	41,760	43,467,010	61,926,456	265,299
Net increase (decrease) in cash, cash equivalents and restricted cash	(5,021,233)	27,041,573	27,645,952	(4,835,690)
Cash, cash equivalents and restricted cash, beginning of period	28,021,748	375,796	375,796	5,211,486
Cash, cash equivalents and restricted cash, end of the period	23,000,515	27,417,369	28,021,748	375,796
Supplemental non-cash investing and financing activities:
Issuance of True Up Shares	2,082,894
Deferred offering costs included in accrued expenses and other current liabilities	343,247
Initial recognition of True Up Shares liability		555,000	555,000
Initial recognition of Subject Vesting Shares liability		11,792,000	11,792,000
Initial recognition of ROU asset and operating lease liability		172,649	172,649
Liabilities combined in recapitalization, net		8,680,477	8,680,477
Contribution to AirJoule, LLC of license to technology		333,500,000	333,500,000
Supplemental cash flow information:
Taxes paid